Quarterly Report
March 31, 2024
Elfun Trusts

Elfun Trusts
Quarterly Report
March 31, 2024

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.9% †
Apparel Retail - 1.4%
Ross Stores, Inc.	379,300	$55,666,068
Application Software - 3.1%
Adobe, Inc. (a)	97,300	49,097,580
Salesforce, Inc.	262,549	79,074,508
		128,172,088
Biotechnology - 2.7%
BioMarin Pharmaceutical, Inc. (a)	663,391	57,940,570
Vertex Pharmaceuticals, Inc. (a)	127,042	53,104,826
		111,045,396
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	1,236,500	223,039,870
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	64,600	39,660,524
Diversified Banks - 3.7%
Bank of America Corp.	752,500	28,534,800
JPMorgan Chase & Co.	608,521	121,886,756
		150,421,556
Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	205,800	64,349,544
Electronic Components - 1.2%
Amphenol Corp., Class A	427,700	49,335,195
Environmental & Facilities Services - 1.6%
Waste Management, Inc.	313,900	66,907,785
Financial Exchanges & Data - 1.8%
S&P Global, Inc.	171,800	73,092,310
Healthcare Equipment - 2.3%
Boston Scientific Corp. (a)	765,403	52,422,452
IDEXX Laboratories, Inc. (a)	74,800	40,386,764
		92,809,216
Industrial Gases - 1.9%
Linde PLC	167,200	77,634,304
Industrial Machinery & Supplies & Components - 2.1%
Parker-Hannifin Corp.	154,300	85,758,397
Interactive Media & Services - 10.1%
Alphabet, Inc., Class C (a)	997,200	151,833,672
Alphabet, Inc., Class A (a)	586,000	88,444,980
Meta Platforms, Inc., Class A	347,692	168,832,281
		409,110,933
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	139,300	80,962,553
Managed Healthcare - 2.3%
UnitedHealth Group, Inc.	187,656	92,833,423
Multi-Utilities - 2.0%
CMS Energy Corp.	1,351,100	81,525,374
Oil & Gas Exploration & Production - 4.0%
ConocoPhillips	716,200	91,157,936
	Number of Shares	Fair Value
Pioneer Natural Resources Co.	274,700	$72,108,750
		163,266,686
Other Specialty Retail - 1.3%
Ulta Beauty, Inc. (a)	99,900	52,235,712
Packaged Foods & Meats - 1.2%
Mondelez International, Inc., Class A	704,983	49,348,810
Personal Care Products - 1.7%
Kenvue, Inc.	3,329,486	71,450,770
Pharmaceuticals - 5.1%
Johnson & Johnson	646,628	102,290,084
Merck & Co., Inc.	786,476	103,775,508
		206,065,592
Property & Casualty Insurance - 1.9%
Chubb Ltd.	295,100	76,469,263
Semiconductor Materials & Equipment - 2.5%
Applied Materials, Inc.	282,500	58,259,975
ASML Holding NV	44,700	43,380,009
		101,639,984
Semiconductors - 10.7%
Broadcom, Inc.	63,900	84,693,699
NVIDIA Corp.	308,900	279,109,684
ON Semiconductor Corp. (a)	970,200	71,358,210
		435,161,593
Systems Software - 9.6%
Microsoft Corp.	847,135	356,406,637
ServiceNow, Inc. (a)	42,800	32,630,720
		389,037,357
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,181,000	202,517,880
Telecom Tower REITs - 2.2%
American Tower Corp.	446,629	88,249,424
Trading Companies & Distributors - 1.9%
United Rentals, Inc.	106,867	77,062,862
Transaction & Payment Processing Services - 4.3%
Mastercard, Inc., Class A	170,700	82,203,999
Visa, Inc., Class A	335,600	93,659,248
		175,863,247
Water Utilities - 0.2%
American Water Works Co., Inc.	68,861	8,415,503
Total Common Stock (Cost $1,649,699,479)		3,979,109,219
Short-Term Investments - 2.2%
State Street Institutional Treasury Money Market Fund - Premier Class 5.24% (b)(c)	45,102,981	45,102,981

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (b)(c)	42,449,207	$42,449,207
Total Short-Term Investments (Cost $87,552,188)		87,552,188
Total Investments (Cost $1,737,251,667)		4,066,661,407
Liabilities in Excess of Other Assets, net - (0.1)%		(3,973,897)
NET ASSETS - 100.0%		$4,062,687,510
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,979,109,219	$—	$—	$3,979,109,219
Short-Term Investments	87,552,188	—	—	87,552,188
Total Investments in Securities	$4,066,661,407	$—	$—	$4,066,661,407

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	24,256,056	$24,256,056	$99,742,093	$78,895,168	$—	$—	45,102,981	$45,102,981	$513,089
State Street Institutional U.S. Government Money Market Fund - Class G Shares	21,957,027	21,957,027	99,387,348	78,895,168	—	—	42,449,207	42,449,207	485,316
TOTAL		$46,213,083	$199,129,441	$157,790,336	$—	$—		$87,552,188	$998,405
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in the Fund’s Schedule of Investments.
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